SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Contract balances (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 01, 2016	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Contract balances
Contract assets | $		$ 0				$ 0
Revenue recognized that was included in contract liabilities		388	¥ 2,700	¥ 503
Value added tax rate	6.00%
Contract liabilities		352			¥ 2,450		¥ 4,313
Decrease in contract with customer liability due to decrease in consideration received		$ 269	¥ 1,863
Practical Expedients
Nondisclosure of transaction price allocation		true	true
Recognized incremental costs when incurred		true	true
Employee benefit expenses
Contributions to PRC statutory employee benefit plans		$ 467	¥ 3,249	¥ 3,250
Segment reporting
Number of reportable segment		1	1
Number of operating segment		1	1